Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

A) Results of Operations – Segment and Operational Information

	Oil Sands			Deep Basin			Refining and Marketing
For the years ended December 31,	2018	2017	2016	2018	2017	2016	2018	2017	2016
Revenues
Gross Sales	10,026	7,362	2,929	904	555	-	11,183	9,852	8,439
Less: Royalties	473	230	9	72	41	-	-	-	-
	9,553	7,132	2,920	832	514	-	11,183	9,852	8,439
Expenses
Purchased Product	-	-	-	-	-	-	9,261	8,476	7,325
Transportation and Blending	5,879	3,704	1,721	90	56	-	-	-	-
Operating	1,037	934	501	403	250	-	927	772	742
Production and Mineral Taxes	-	-	-	1	1	-	-	-	-
(Gain) Loss on Risk Management	1,551	307	(179)	26	-	-	(1)	6	26
Operating Margin	1,086	2,187	877	312	207	-	996	598	346
Depreciation, Depletion and Amortization	1,439	1,230	655	412	331	-	222	215	211
Exploration Expense	6	888	2	2,117	-	-	-	-	-
Segment Income (Loss)	(359)	69	220	(2,217)	(124)	-	774	383	135

				Corporate and Eliminations			Consolidated
For the years ended December 31,				2018	2017	2016	2018	2017	2016
Revenues
Gross Sales				(724)	(455)	(353)	21,389	17,314	11,015
Less: Royalties				-	-	-	545	271	9
				(724)	(455)	(353)	20,844	17,043	11,006
Expenses
Purchased Product				(517)	(443)	(347)	8,744	8,033	6,978
Transportation and Blending				(27)	(12)	(6)	5,942	3,748	1,715
Operating				(183)	(7)	(4)	2,184	1,949	1,239
Production and Mineral Taxes				-	-	-	1	1	-
(Gain) Loss on Risk Management				(1,271)	583	554	305	896	401
Depreciation, Depletion and Amortization				58	62	65	2,131	1,838	931
Exploration Expense				-	-	-	2,123	888	2
Segment Income (Loss)				1,216	(638)	(615)	(586)	(310)	(260)
General and Administrative				391	300	318	391	300	318
Onerous Contract Provisions				629	8	8	629	8	8
Finance Costs				627	645	390	627	645	390
Interest Income				(19)	(62)	(52)	(19)	(62)	(52)
Foreign Exchange (Gain) Loss, Net				854	(812)	(198)	854	(812)	(198)
Revaluation (Gain)				-	(2,555)	-	-	(2,555)	-
Transaction Costs				-	56	-	-	56	-
Re-measurement of Contingent Payment				50	(138)	-	50	(138)	-
Research Costs				25	36	36	25	36	36
(Gain) Loss on Divestiture of Assets				795	1	6	795	1	6
Other (Income) Loss, Net				(12)	(5)	34	(12)	(5)	34
				3,340	(2,526)	542	3,340	(2,526)	542
Earnings (Loss) From Continuing Operations Before Income Tax							(3,926)	2,216	(802)
Income Tax Expense (Recovery)							(1,010)	(52)	(343)
Net Earnings (Loss) From Continuing Operations							(2,916)	2,268	(459)

Schedule of Revenues by Product

B) Revenues by Product

For the years ended December 31,	2018	2017	2016
Upstream
Crude Oil	9,662	7,184	2,902
Natural Gas	321	235	16
NGLs	333	184	-
Other	69	43	2
Refined Product	9,032	7,312	5,972
Market Optimization	2,151	2,540	2,467
Corporate and Eliminations	(724)	(455)	(353)
Revenues From Continuing Operations	20,844	17,043	11,006

Schedule of Geographical Information

C) Geographical Information

	Revenues
For the years ended December 31,	2018	2017	2016
Canada	11,695	9,723	4,978
United States	9,149	7,320	6,028
Consolidated	20,844	17,043	11,006

	Non-Current Assets (1)
As at December 31,	2018	2017
Canada (2)	27,644	31,756
United States	4,175	3,856
Consolidated	31,819	35,612

(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), other assets and goodwill.

(2)	Certain crude oil and natural gas properties of the Deep Basin segment, which reside in Canada, were reclassified in 2018 to PP&E and E&E from assets held for sale in current assets.

Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

D) Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

	E&E Assets		PP&E
As at December 31,	2018	2017	2018	2017
Oil Sands	639	617	21,646	22,320
Deep Basin	146	3,056	2,482	3,019
Refining and Marketing	-	-	4,284	3,967
Corporate and Eliminations	-	-	286	290
Consolidated	785	3,673	28,698	29,596

	Goodwill		Total Assets
As at December 31,	2018	2017	2018	2017
Oil Sands	2,272	2,272	25,373	26,799
Deep Basin	-	-	2,742	6,694
Conventional	-	-	14	644
Refining and Marketing	-	-	5,621	5,432
Corporate and Eliminations	-	-	1,424	1,364
Consolidated	2,272	2,272	35,174	40,933

Schedule of Capital Expenditures

E) Capital Expenditures (1)

For the years ended December 31,	2018	2017	2016
Capital Investment
Oil Sands	887	973	604
Deep Basin	211	225	-
Conventional	-	206	171
Refining and Marketing	208	180	220
Corporate and Eliminations	57	77	31
	1,363	1,661	1,026
Acquisition Capital
Oil Sands (2)	332	11,614	11
Deep Basin	9	6,774	-
Total Capital Expenditures	1,704	20,049	1,037

(1)Includes expenditures on PP&E, E&E assets and assets held for sale.

(2)

In connection with the acquisition discussed in Note 9, Cenovus was deemed to have disposed of its pre-existing interest in FCCL Partnership (“FCCL”) and re-acquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”), which is not reflected in the table above. The carrying value of the pre-existing interest was $9,081 million and the estimated fair value was $11,605 million as at May 17, 2017.